Share Capital - Summary of Options Outstanding (Details)		6 Months Ended
		Oct. 31, 2024 shares $ / shares		Oct. 31, 2024 shares $ / shares	Apr. 30, 2024 shares	Apr. 30, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 5.05
Remaining life (year)		5 years 3 months 25 days
Options outstanding		2,282,466		2,282,466	1,521,367	1,891,128
Unvested		919,686		919,686
Vested		1,362,780		1,362,780
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		10 months 2 days
Options outstanding		220,000		220,000
Unvested		0		0
Vested		220,000		220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		1 year 2 months 4 days
Options outstanding		142,000		142,000
Unvested		0		0
Vested		142,000		142,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		1 year 2 months 1 day
Options outstanding		5,650		5,650
Unvested		0		0
Vested		5,650		5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		2 years 2 months 8 days
Options outstanding		235,000		235,000
Unvested		0		0
Vested		235,000		235,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		2 years 2 months 12 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		2 years 6 months 14 days
Options outstanding		64,000		64,000
Unvested		0		0
Vested		64,000		64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.71
Remaining life (year)	[1]	2 years 3 months 18 days
Options outstanding	[1]	7,265		7,265
Unvested	[1]	0		0
Vested	[1]	7,265		7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.71
Remaining life (year)	[1]	3 years 3 months 18 days
Options outstanding	[1]	475,452		475,452
Unvested	[1]	0		0
Vested	[1]	475,452		475,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 2.06	[2]	$ 1.48
Remaining life (year)	[2]	4 years 2 months 19 days
Options outstanding	[2]	240,000		240,000
Unvested	[2]	111,111		111,111
Vested	[2]	128,889		128,889
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 2 months 4 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,667		4,667
Vested	[3]	3,333		3,333
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 23, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 2 months 26 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,667		4,667
Vested	[3]	3,333		3,333
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 1, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 4 months 2 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	5,000		5,000
Vested	[3]	3,000		3,000
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	April 2, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 5 months 1 day
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,583		2,583
Vested	[3]	1,417		1,417
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 6 months 7 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,667		2,667
Vested	[3]	1,333		1,333
Option Expiry Date May 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 23, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 6 months 21 days
Options outstanding	[3]	1,332		1,332
Unvested	[3]	0		0
Vested	[3]	1,332		1,332
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 7 months 13 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	5,500		5,500
Vested	[3]	2,500		2,500
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	8 years 9 months 10 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,917		2,917
Vested	[3]	1,083		1,083
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	9 years 14 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	8,000		8,000
Vested	[3]	0		0
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 1, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	9 years 2 months 4 days
Options outstanding	[3]	12,000		12,000
Unvested	[3]	12,000		12,000
Vested	[3]	0		0
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 1, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	9 years 3 months 3 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	4,000		4,000
Vested	[3]	0		0
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	9 years 3 months 21 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	8,000		8,000
Vested	[3]	0		0
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	August 2, 2034
Exercise price | (per share)		$ 1.2	[4]	$ 0.86
Remaining life (year)	[4]	9 years 9 months 3 days
Options outstanding	[4]	799,767		799,767
Unvested	[4]	748,575		748,575
Vested	[4]	51,192		51,192

[1]	Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2024 rate.
[2]	Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2024 rate.
[3]	Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2024 rate.
[4]	Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2024 rate.